RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended		37 Months Ended	40 Months Ended
	Sep. 21, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Related party advance		$ 23,000		$ 100,000		$ 100,000	$ 123,000
Consulting fees paid to certain owners		70,000	59,913	462,791	188,265	662,056	732,056
Accounts payable- related party		27,073					27,073
Interest expense associated with related parties		4,458	1,688				28,694
Accrued interest on related party notes		28,694		24,236		24,236	28,694
Overpayment on stock subscription		16,559					16,559
Legal fees paid by related party		10,514					10,514
Due to Officers or Stockholders, Current				159,250		159,250
Exchange Agreement, Shares Issued To Echo Members	52,500,000
Exchange Agreement, Shares Received, Percentage Of Total Issued and Outstanding	70.00%
Proceeds From Financing Agreement		500,000					500,000
Former Canterbury CEO
Related party advance				100,000
Accounts payable- related party				97,693		97,693
Fees paid by the former Canterbury CEO related to the Exchange Agreement				91,761
Due to Officers or Stockholders, Current				159,250		159,250
Proceeds From Financing Agreement				2,000,000
Routecloud
Consulting fees paid to certain owners				0	0	47,100
Shareholder [Member]
Accounts payable- related party		$ 7,802					$ 7,802